6. Property And Equipment, Net (Details Narrative) (Chinese Yuan (Renminbi), USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Chinese Yuan (Renminbi)
Depreciation expense	$ 2,000,000	$ 2,000,000	$ 1,700,000